Accounts Receivable (Details Narrative) (Wetouch Holding Group Limited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Wetouch Holding Group Limited [Member]
Provision or write-off of accounts receivable